Retirement Plans and Post-Retirement Benefits	12 Months Ended
Nov. 03, 2019
Retirement Benefits [Abstract]
Retirement Plans and Post-Retirement Benefits	Retirement Plans and Post-Retirement Benefits
Pension and Post-Retirement Benefit Plans
Defined Benefit Plans.  The U.S. defined benefit pension plans include a management plan and a represented plan. Benefits under the management plan are provided under either an adjusted career-average-pay program or a cash-balance program. Benefits under the represented plan are based on a dollar-per-month formula. Benefit accruals under the management plan were frozen in 2009. Participants in the adjusted career-average-pay program no longer earn service accruals. Participants in the cash-balance program no longer earn service accruals, but continue to earn 4% interest per year on their cash-balance accounts. There are no active participants under the represented plan. We also have a non-qualified supplemental pension plan in the United States that principally provides benefits based on compensation in excess of amounts that can be considered under the management plan. Effective December 31, 2018, the represented plan was merged into the management plan. The plan merger did not impact any of the respective plan provisions for either management or represented plan participants. We also have pension plans covering certain non-U.S. employees.
Post-Retirement Benefit Plans.  Certain of our U.S. employees who meet the retirement eligibility requirements as of their termination dates, may receive post-retirement medical benefits under our retiree medical account program. Eligible employees receive a medical benefit spending account of $55,000 upon retirement to pay premiums for medical coverage through the maximum age of 75 as retiree.
Our group life insurance plan offers post-retirement life insurance coverage for certain U.S. employees.
Non-U.S Retirement Benefit Plans.  We have defined benefit plans for certain employees in Austria, France, Germany, India, Israel, Italy, Japan and Taiwan. Eligibility is generally determined based on the terms of our plans and local statutory requirements.
Net Periodic Benefit (Income) Cost

	Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year
	2019	2018	2017	2019	2018	2017

	(In millions)
Service cost	$10	$4	$4	$—	$—	$—
Interest cost	58	51	53	3	3	3
Expected return on plan assets	(59)	(51)	(65)	(3)	(4)	(4)
Other	1	1	1	(1)	—	—
Net periodic benefit (income) cost	$10	$5	$(7)	$(1)	$(1)	$(1)

Net actuarial (gain) loss	$13	$14	$(60)	$11	$(3)	$(3)

The components of net periodic benefit (income) costs other than the service cost are included in other income, net in our consolidated statements of operations.
Funded Status

	Pension Benefits		Post-Retirement Benefits
	November 3, 2019	November 4, 2018	November 3, 2019	November 4, 2018

	(In millions)
Change in plan assets:
Fair value of plan assets — beginning of period	$1,394	$1,426	$81	$83
Actual return on plan assets	232	(65)	6	—
Employer contributions	15	130	1	—
Payments from plan assets	(94)	(93)	(3)	(2)
Foreign currency impact	(8)	(4)	—	—
Fair value of plan assets — end of period	1,539	1,394	85	81
Change in benefit obligations:
Benefit obligations — beginning of period	1,364	1,508	74	80
Service cost	10	4	—	—
Interest cost	58	51	3	3
Actuarial (gain) loss	186	(102)	14	(7)
Benefit payments	(94)	(93)	(3)	(2)
Plan amendment	—	3	—	—
Benefit obligations assumed in an acquisition	37	—	5	—
Foreign currency impact	(8)	(7)	—	—
Benefit obligations — end of period	1,553	1,364	93	74

Overfunded (underfunded) status of benefit obligations (a)	$(14)	$30	$(8)	$7

Actuarial losses and prior service costs recognized in accumulated other comprehensive loss, net of taxes	$(125)	$(110)	$(15)	$(5)

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(a)	Substantially all amounts recognized in the consolidated balance sheets were recorded in other long-term assets and other long-term liabilities for all periods presented.
Plans with benefit obligations in excess of plan assets:

	Pension Benefits		Post-Retirement Benefits
	November 3, 2019	November 4, 2018	November 3, 2019	November 4, 2018

	(In millions)
Projected benefit obligations	$92	$551	$—	$—
Accumulated benefit obligations	$80	$546	$16	$14
Fair value of plan assets	$32	$528	$—	$—

Plans with benefit obligations less than plan assets:

	Pension Benefits		Post-Retirement Benefits
	November 3, 2019	November 4, 2018	November 3, 2019	November 4, 2018

	(In millions)
Projected benefit obligations	$1,461	$813	$—	$—
Accumulated benefit obligations	$1,460	$812	$77	$60
Fair value of plan assets	$1,507	$866	$85	$81

The fair value of pension plan assets at November 3, 2019 and November 4, 2018 included $151 million and $147 million, respectively, of assets for our non-U.S. pension plans.
The projected benefit obligations as of November 3, 2019 and November 4, 2018 included $184 million and $129 million, respectively, of obligations related to our non-U.S. plans. The accumulated benefit obligations as of November 3, 2019 and November 4, 2018 included $171 million and $122 million, respectively, of obligations related to our non-U.S. plans.
Expected Future Benefit Payments

Fiscal Years:	Pension Benefits	Post-Retirement Benefits

	(In millions)
2020	$93	$6
2021	$92	$4
2022	$92	$4
2023	$92	$4
2024	$93	$4
2025-2029	$449	$23

Defined Benefit Plan Investment Policy
Plan assets of the funded defined benefit pension plans are invested in funds held by third-party fund managers or are deposited into government-managed accounts in which we have no active involvement in and no control over investment strategy, other than establishing broad investment guidelines and parameters.
Our plan’s investment committee has set the investment strategy to fully match the liability. We direct the overall portfolio allocation and use a third-party investment consultant that has discretion to structure portfolios and select the investment managers within those allocation parameters. Multiple investment managers are utilized, including both active and passive management approaches. The plan assets are invested using the liability-driven investment strategy intended to minimize market and interest rate risks, and those assets are periodically rebalanced toward asset allocation targets.
The target asset allocation for U.S. plans reflects a risk/return profile that we believe is appropriate relative to the liability structure and return goals for the plans. We periodically review the allocation of plan assets relative to alternative allocation models to evaluate the need for adjustments based on forecasted liabilities and plan liquidity needs. For both fiscal years 2019 and 2018, 100% of U. S. plan assets were allocated to fixed income, in line with the target allocation. The fixed income allocation is primarily directed toward long-term core bond investments, with smaller allocations to Treasury Inflation-Protected Securities and high-yield bonds.
Fair Value Measurement of Plan Assets

	November 3, 2019
	Fair Value Measurements at Reporting Date Using
	Level 1		Level 2		Level 3	Total

	(In millions)
Cash equivalents	$34	(a)	$—		$—	$34
Equity securities:
Non-U.S. equity securities	21	(b)	—		—	21
Fixed-income securities:
U.S. treasuries	—		82	(c)	—	82
Corporate bonds	—		1,372	(c)	—	1,372
Municipal bonds	—		19	(c)	—	19
Government bonds	—		10	(c)	—	10
Asset-backed securities	—		1	(c)	—	1
Total plan assets	$55		$1,484		$—	$1,539

	November 4, 2018
	Fair Value Measurements at Reporting Date Using
	Level 1		Level 2		Level 3	Total

	(In millions)
Cash equivalents	$36	(a)	$—		$—	$36
Equity securities:
Non-U.S. equity securities	19	(b)	—		—	19
Fixed-income securities:
U.S. treasuries	—		80	(c)	—	80
Corporate bonds	—		1,229	(c)	—	1,229
Municipal bonds	—		17	(c)	—	17
Government bonds	—		13	(c)	—	13
Total plan assets	$55		$1,339		$—	$1,394
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(a)	Cash equivalents primarily included short-term investment funds which consisted of short-term money market instruments that were valued based on quoted prices in active markets.

(b)	These equity securities were valued based on quoted prices in active markets.

(c)
These amounts consisted of investments that were traded less frequently than Level 1 securities and were valued using inputs that included quoted prices for similar assets in active markets and inputs other than quoted prices that were observable for the asset, such as interest rates, yield curves, prepayment speeds, collateral performance, broker/dealer quotes and indices that were observable at commonly quoted intervals.

Post-Retirement Benefit Plan Investment Policy
Our overall investment strategy for the group life insurance plan is to allocate assets in a manner that seeks to both maximize the safety of promised benefits and minimize the cost of funding those benefits. The target asset allocation for plan assets reflects a risk/return profile that we believe is appropriate relative to the liability structure and return goals for the plan. We periodically review the allocation of plan assets relative to alternative allocation models to evaluate the need for adjustments based on forecasted liabilities and plan liquidity needs. We set the overall portfolio allocation and use an investment manager that directs the investment of funds consistent with that allocation. The investment manager invests the plan assets in index funds that it manages. For both fiscal years 2019 and 2018, 100% of plan assets were allocated to commingled funds that invested in fixed income, in line with the target allocation.
Assumptions
The assumptions used to determine the benefit obligations and net periodic benefit (income) cost from our defined benefit and post-retirement benefit plans are presented in the table below. The expected long-term return on assets shown in the table below represents an estimate of long-term returns on investment portfolios primarily consisting of combinations of debt, equity and other investments, depending on the plan. The long-term rates of return are then weighted based on the asset classes (both historical and forecasted) in which we expect the pension and post-retirement funds to be invested. Discount rates reflect the current rate at which defined benefit and post-retirement benefit obligations could be settled based on the measurement dates of the plans, which in each case is our fiscal year end. The range of assumptions that are used for defined benefit pension plans reflects the different economic environments within various countries.

	Assumptions for Benefit Obligations as of		Assumptions for Net Periodic Benefit (Income) Cost Fiscal Year
	November 3, 2019	November 4, 2018	2019	2018	2017
Defined benefit pension plans:
Discount rate	0.47%-7.00%	0.50%-8.00%	0.50%-8.00%	0.50%-7.00%	0.50%-7.00%
Average increase in compensation levels	2.00%-10.00%	2.00%-10.00%	1.80%-10.00%	2.00%-11.00%	2.00%-9.15%
Expected long-term return on assets	N/A	N/A	1.50%-7.75%	1.50%-7.50%	0.25%-8.00%

	Assumptions for Benefit Obligations as of		Assumptions for Net Periodic Benefit (Income) Cost Fiscal Year
	November 3, 2019	November 4, 2018	2019	2018	2017
Post-retirement benefits plans:
Discount rate	2.80%-3.20%	4.30%-4.60%	4.12%-4.60%	3.40%-3.80%	3.30%-3.90%
Average increase in compensation levels	3.00%	3.00%	3.00%	3.00%	3.50%
Expected long-term return on assets	N/A	N/A	4.80%	4.80%	4.40%

	Assumed Health Care Cost Trend Rate Used to Measure the Expected Cost of Benefits as of
	November 3, 2019	November 4, 2018

Health care cost trend rate assumed for next year	4.50%-7.40%	6.70%
Rate to which the health care cost trend rate is assumed to decline (ultimate health care cost trend rate)	3.50%-4.50%	3.50%
Year that the rate reaches the ultimate health care cost trend rate	2031	2031

A one percentage point increase or decrease in the assumed health care cost trend rates would not have had a material effect on the accumulated post-retirement benefit obligations or service and interest cost components of the net periodic benefit cost for any periods presented.
Defined Contribution Plans
Our eligible U.S. employees participate in company-sponsored 401(k) plans. Under these plans, we provide matching contributions to employees up to 6% of their eligible earnings. All matching contributions vest immediately. During fiscal years 2019, 2018 and 2017, we made contributions of $89 million, $73 million and $61 million, respectively, to the 401(k) plans.
In addition, other eligible employees outside of the U.S. receive retirement benefits under various defined contribution retirement plans.